SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a “Fund”)

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. Broad Market ETF	0.06%	0.04%
Schwab U.S. Large-Cap ETF	0.08%	0.04%
Schwab U.S. Large-Cap Growth ETF	0.13%	0.07%
Schwab U.S. Large-Cap Value ETF	0.13%	0.07%
Schwab U.S. Mid-Cap ETF	0.13%	0.07%
Schwab U.S. Small-Cap ETF	0.13%	0.10%
Schwab U.S. Dividend Equity ETF	0.17%	0.07%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab U.S. Broad Market ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

2. Schwab U.S. Large-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

3. Schwab U.S. Large-Cap Growth ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

4. Schwab U.S. Large-Cap Value ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

5. Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

6. Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 20 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

7. Schwab U.S. Dividend Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 24 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years
$7	$23

8. All Funds

The chart following the second paragraph under the “Fund management” section on page 49 of the Prospectus is deleted and replaced in its entirety with the following:

Schwab U.S. Broad Market ETF	0.04%
Schwab U.S. Large-Cap ETF	0.04%
Schwab U.S. Large-Cap Growth ETF	0.07%
Schwab U.S. Large-Cap Value ETF	0.07%
Schwab U.S. Mid-Cap ETF	0.07%
Schwab U.S. Small-Cap ETF	0.10%
Schwab U.S. Dividend Equity ETF	0.07%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG69607 - 00 (09/12) © 2012 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab International ETFs

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(each a “Fund”)

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab International Equity ETF	0.13%	0.09%
Schwab International Small-Cap Equity ETF	0.35%	0.20%
Schwab Emerging Markets Equity ETF	0.25%	0.15%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab International Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.09
Other expenses	None

Total annual operating expenses	0.09

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$9	$29	$51	$115

2. Schwab International Small-Cap Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.20
Other expenses	None

Total annual operating expenses	0.20

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$20	$64	$113	$255

3. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15
Other expenses	None

Total annual operating expenses	0.15

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$15	$48	$85	$192

4. All Funds

The chart following the second paragraph under the “Fund management” section on page 25 of the Prospectus is deleted and replaced in its entirety with the following:

Schwab International Equity ETF	0.09%
Schwab International Small-Cap Equity ETF	0.20%
Schwab Emerging Markets Equity ETF	0.15%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG69608 - 00 (09/12) © 2012 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a “Fund”)

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. TIPS ETF	0.14%	0.07%
Schwab Short-Term U.S. Treasury ETF	0.12%	0.08%
Schwab Intermediate-Term U.S. Treasury	0.12%	0.10%
Schwab U.S. Aggregate Bond ETF	0.10%	0.05%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab U.S. TIPS ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

2. Schwab Short-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$8	$26	$45	$103

3. Schwab Intermediate-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 8 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

4. Schwab U.S. Aggregate Bond ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 11 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual operating expenses	0.05

Expenses on a $10,000 investment
1 year	3 years
$5	$16

5. All Funds

The chart following the second paragraph under the “Fund management” section on page 29 of the Prospectus is deleted and replaced in its entirety with the following:

Schwab U.S. TIPS ETF	0.07%
Schwab Short-Term U.S. Treasury ETF	0.08%
Schwab Intermediate-Term U.S. Treasury ETF	0.10%
Schwab U.S. Aggregate Bond ETF	0.05%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG69609 - 00 (09/12) © 2012 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab U.S. REIT ETF

Supplement dated September 20, 2012 to the

Prospectus dated June 28, 2012

(the “Fund”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of the Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. REIT ETF	0.13%	0.07%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

2. The chart following the second paragraph under the “Fund management” section on page 10 of the Prospectus is deleted and replaced in its entirety with the following:

Schwab U.S. REIT ETF	0.07%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG69610 - 00 (09/12) © 2012 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab ETFs

Supplement dated September 20, 2012 to the

Statement of Additional Information dated December 17, 2011, as supplemented February 29, 2012 and May 30, 2012

Schwab Fixed-Income ETFs

Supplement dated September 20, 2012 to the

Statement of Additional Information dated April 30, 2012

Schwab U.S. REIT ETF

Supplement dated September 20, 2012 to the

Statement of Additional Information dated June 28, 2012

(each, a “Fund”)

This supplement provides new and additional information beyond that contained in each Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. Broad Market ETF	0.06%	0.04%
Schwab U.S. Large-Cap ETF	0.08%	0.04%
Schwab U.S. Large-Cap Growth ETF	0.13%	0.07%
Schwab U.S. Large-Cap Value ETF	0.13%	0.07%
Schwab U.S. Mid-Cap ETF	0.13%	0.07%
Schwab U.S. Small-Cap ETF	0.13%	0.10%
Schwab U.S. Dividend Equity ETF	0.17%	0.07%
Schwab International Equity ETF	0.13%	0.09%
Schwab International Small-Cap Equity ETF	0.35%	0.20%
Schwab Emerging Markets Equity ETF	0.25%	0.15%
Schwab U.S. TIPS ETF	0.14%	0.07%
Schwab Short-Term U.S. Treasury ETF	0.12%	0.08%
Schwab Intermediate-Term U.S. Treasury	0.12%	0.10%
Schwab U.S. Aggregate Bond ETF	0.10%	0.05%
Schwab U.S. REIT ETF	0.13%	0.07%

Additionally, effective September 20, 2012, changes are being made to (1) the “PURCHASE, REDEMPTION AND PRICING OF SHARES CREATION AND REDEMPTION OF CREATION UNITS” section of each Statement of Additional Information (each, a “SAI”), (2) the fund list of the Schwab Fixed-Income ETFs SAI, and (3) the management table of the Schwab Fixed-Income ETFs SAI.

1. Schwab ETFs

The chart following the third paragraph under the “Advisory Agreement” section on page 31 of the SAI is deleted and replaced in its entirety with the following:

FUND	FEE
Schwab U.S. Broad Market ETF	0.04%
Schwab U.S. Large-Cap ETF	0.04%
Schwab U.S. Large-Cap Growth ETF	0.07%
Schwab U.S. Large-Cap Value ETF	0.07%
Schwab U.S. Mid-Cap ETF	0.07%
Schwab U.S. Small-Cap ETF	0.10%
Schwab U.S. Dividend Equity ETF	0.07%
Schwab International Equity ETF	0.09%
Schwab International Small-Cap Equity ETF	0.20%
Schwab Emerging Markets Equity ETF	0.15%

The following paragraph is inserted after the first paragraph on page 46 under the “PURCHASE, REDEMPTION AND PRICING OF SHARES CREATION AND REDEMPTION OF CREATION UNITS” section of the SAI:

Large Shareholder Redemptions.  Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these shareholders of their holdings in the Fund, to the extent such redemptions are not executed in the secondary market but rather directly with the Fund through an Authorized Participant, may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

2. Schwab Fixed Income ETFs

On the first page of the SAI the fourth line of the fund list is deleted in its entirety and replaced with the following:

Schwab U.S. Aggregate Bond ETF™ SCHZ

Michael Haydel resigned as an officer of the Trust. Accordingly, he is removed from the Officers table under the “Management of the Funds” section beginning on page 21 of the SAI.

The chart following the third paragraph under the “Advisory Agreement” section on page 27 of the SAI is deleted and replaced in its entirety with the following:

FUND	FEE
Schwab U.S. TIPS ETF	0.07%
Schwab Short-Term U.S. Treasury ETF	0.08%
Schwab Intermediate-Term U.S. Treasury	0.10%
Schwab U.S. Aggregate Bond ETF	0.05%

The following paragraph is inserted after the sixth paragraph on page 38 under the “PURCHASE, REDEMPTION AND PRICING OF SHARES CREATION AND REDEMPTION OF CREATION UNITS” section of the SAI:

Large Shareholder Redemptions.  Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these shareholders of their holdings in the Fund, to the extent such redemptions are not executed in the secondary market but rather directly with the Fund through an Authorized Participant, may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

3. Schwab U.S. REIT ETF

The third paragraph under the “Advisory Agreement” section on page 20 of the SAI is deleted and replaced in its entirety with the following:

As described below, the investment adviser is entitled to receive a fee from the fund, payable monthly, for its advisory and administrative services to the fund. As compensation for these services, the firm receives a management fee of 0.07% from the fund expressed as a percentage of the fund’s average daily net assets.

The following paragraph is inserted after the sixth paragraph on page 31 under the “PURCHASE, REDEMPTION AND PRICING OF SHARES CREATION AND REDEMPTION OF CREATION UNITS” section of the SAI:

Large Shareholder Redemptions.  Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these shareholders of their holdings in the Fund, to the extent such redemptions are not executed in the secondary market but rather directly with the Fund through an Authorized Participant, may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG69611 - 00 (09/12) © 2012 All Rights Reserved